Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [Line Items]
Beginning balance	CAD 3,080	CAD 2,832
Recognized in Income Statement	331	235
Recognized in Other Comprehensive Income	(320)	25
Recognized in Equity	2	2
Translation and Other	195	(14)
Ending balance	3,288	3,080
Loss carry forwards [Member]
Reconciliation of changes in deferred tax liability (asset) [Line Items]
Beginning balance	942	1,493
Recognized in Income Statement	(311)	(515)
Recognized in Equity	3
Translation and Other	(38)	(36)
Ending balance	596	942
Actuarial liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [Line Items]
Beginning balance	9,366	9,448
Recognized in Income Statement	(1,053)	244
Recognized in Other Comprehensive Income	(17)	(5)
Recognized in Equity		(116)
Translation and Other	(418)	(205)
Ending balance	7,878	9,366
Pensions and post-employment benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [Line Items]
Beginning balance	352	329
Recognized in Income Statement	(87)	100
Recognized in Other Comprehensive Income	(54)	(79)
Translation and Other	(3)	2
Ending balance	208	352
Tax credits [Member]
Reconciliation of changes in deferred tax liability (asset) [Line Items]
Beginning balance	875	750
Recognized in Income Statement	(369)	147
Translation and Other	(52)	(22)
Ending balance	454	875
Accrued interest [Member]
Reconciliation of changes in deferred tax liability (asset) [Line Items]
Beginning balance	17	121
Recognized in Income Statement	(12)	(100)
Recognized in Equity	(3)
Translation and Other	(1)	(4)
Ending balance	1	17
Real estate [Member]
Reconciliation of changes in deferred tax liability (asset) [Line Items]
Beginning balance	(1,396)	(1,812)
Recognized in Income Statement	284	373
Recognized in Other Comprehensive Income	(9)
Translation and Other	59	43
Ending balance	(1,062)	(1,396)
Securities and other investments [Member]
Reconciliation of changes in deferred tax liability (asset) [Line Items]
Beginning balance	(6,064)	(6,218)
Recognized in Income Statement	2,172	(243)
Recognized in Other Comprehensive Income	(239)	113
Recognized in Equity		112
Translation and Other	324	172
Ending balance	(3,807)	(6,064)
Sale of investments [Member]
Reconciliation of changes in deferred tax liability (asset) [Line Items]
Beginning balance	(163)	(200)
Recognized in Income Statement	58	37
Ending balance	(105)	(163)
Goodwill and intangible assets [Member]
Reconciliation of changes in deferred tax liability (asset) [Line Items]
Beginning balance	(1,059)	(1,138)
Recognized in Income Statement	197	58
Translation and Other	37	21
Ending balance	(825)	(1,059)
Other [Member]
Reconciliation of changes in deferred tax liability (asset) [Line Items]
Beginning balance	210	59
Recognized in Income Statement	(548)	134
Recognized in Other Comprehensive Income	(1)	(4)
Recognized in Equity	2	6
Translation and Other	287	15
Ending balance	CAD (50)	CAD 210